Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Communication Services - 12.1%
Alphabet, Inc. - Class A	304	$57,547
Alphabet, Inc. - Class C	19,756	3,762,333
Netflix, Inc. (a)	2,858	2,547,393
T-Mobile US, Inc.	8,640	1,907,107
		8,274,380

Consumer Discretionary - 10.4%
Booking Holdings, Inc.	315	1,565,052
DR Horton, Inc.	3,497	488,951
Home Depot, Inc.	3,453	1,343,183
Ralph Lauren Corp.	5,352	1,236,205
TJX Cos., Inc.	14,431	1,743,409
Ulta Beauty, Inc. (a)	1,651	718,069
		7,094,869

Consumer Staples - 5.5%
Colgate-Palmolive Company	8,716	792,372
Costco Wholesale Corp.	1,619	1,483,441
Mondelez International, Inc. - Class A	7,903	472,046
Procter & Gamble Co.	5,915	991,650
		3,739,509

Financials - 14.0%
Ameriprise Financial, Inc.	2,192	1,167,087
Aon PLC - Class A	1,904	683,841
Bank of America Corp.	29,536	1,298,107
CME Group, Inc. - Class A	4,508	1,046,893
Fifth Third Bancorp	19,791	836,763
MetLife, Inc.	10,930	894,948
Morgan Stanley	8,609	1,082,323
Visa, Inc. - Class A	8,018	2,534,009
		9,543,971

Health Care - 9.8%
Danaher Corp.	2,787	639,756
Edwards Lifesciences Corp. (a)	9,873	730,898
Eli Lilly & Co.	1,580	1,219,760
Hologic, Inc. (a)	8,360	602,673
Merck & Co., Inc.	16,423	1,633,760
Regeneron Pharmaceuticals, Inc. (a)	1,025	730,138
Vertex Pharmaceuticals, Inc. (a)	2,747	1,106,217
		6,663,202

Industrials - 8.4%
Carrier Global Corp.	11,085	756,662
Cummins, Inc.	2,671	931,111
Emerson Electric Company	8,653	1,072,366
Valmont Industries, Inc.	2,064	632,967
Vertiv Holdings Co. - Class A	6,558	745,054
Wabtec Corp.	4,655	882,541
Xylem, Inc./NY	6,275	728,026
		5,748,727

Information Technology - 31.3%(b)
Adobe, Inc. (a)	1,566	696,369
Analog Devices, Inc.	4,367	927,813
Apple, Inc.	20,119	5,038,200
Broadcom, Inc.	13,632	3,160,443
Intuit, Inc.	1,743	1,095,475
Micron Technology, Inc.	9,723	818,288
Microsoft Corp.	12,207	5,145,250
NVIDIA Corp.	25,054	3,364,502
salesforce.com, Inc.	3,332	1,113,987
		21,360,327

Materials - 2.6%
Ball Corp.	12,270	676,445
CRH PLC	4,154	384,328
Ecolab, Inc.	3,155	739,280
		1,800,053

Real Estate - 1.2%
CBRE Group, Inc. - Class A (a)	6,213	815,705

Utilities - 1.9%
American Water Works Co., Inc.	5,759	716,938
Eversource Energy	10,734	616,453
		1,333,391
TOTAL COMMON STOCKS (Cost $32,775,832)		66,374,134

REAL ESTATE INVESTMENT TRUSTS - 1.1%	Shares	Value
Real Estate - 1.1%
Digital Realty Trust, Inc.	4,198	744,431
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $521,552)		744,431

SHORT-TERM INVESTMENTS - 1.7%		Value
Money Market Funds - 1.7%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (c)	1,129,756	1,129,756
TOTAL SHORT-TERM INVESTMENTS (Cost $1,129,756)		1,129,756

TOTAL INVESTMENTS - 100.0% (Cost $34,427,140)		68,248,321
Liabilities in Excess of Other Assets - (0.0)% (d)		(252)
TOTAL NET ASSETS - 100.0%		$68,248,069
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Boston Common ESG Impact U.S. Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$66,374,134	$–	$–	$66,374,134
Real Estate Investment Trusts	744,431	–	–	744,431
Money Market Funds	1,129,756	–	–	1,129,756
Total Investments	$68,248,321	$–	$–	$68,248,321

Refer to the Schedule of Investments for further disaggregation of investment categories.